SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERM (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating leases weighted average remaining term	8 years 9 months 18 days	9 years 6 months
Finance leases weighted average remaining term	10 months 24 days	6 months